Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income (loss), net of tax (expense)	$ (4,844)	$ 1,665	$ (6,768)